Going Concern (Details) - USD ($)			1 Months Ended			3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 01, 2019	Jun. 29, 2017	Jan. 31, 2020	Mar. 31, 2019	Jun. 30, 2018	Feb. 29, 2020	Aug. 31, 2019	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018	Mar. 31, 2020	Mar. 12, 2019
Cash						$ 400,000	$ 1,600,000		$ 400,000		$ 1,600,000
Working capital deficit						5,600,000	15,900,000		5,600,000		15,900,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations									(9,247,000)	$ (4,851,000)	(12,063,000)	$ (11,352,000)
Cash Provided by (Used in) Operating Activities, Discontinued Operations									(1,348,000)	4,837,000	9,978,000	1,815,000
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent						(4,453,000)		$ (3,734,000)	(8,990,000)	(7,805,000)	(24,724,000)	(18,049,000)
Total other income (expense)						(462,000)		$ 87,000	(681,000)	(870,000)	(9,054,000)	(5,251,000)
Working capital changes									1,900,000		4,600,000
Repayment of convertible notes											436,000
Cash received at closing - asset sale									9,500,000
Accumulated deficit						$ (38,061,000)	(44,950,000)		(38,061,000)		(44,950,000)	(26,223,000)
Net cash used in operating activities							$ 500,000		(10,595,000)	$ (14,000)	$ (2,086,000)	$ (9,538,000)
Proceeds from initial public offering		$ 12,000,000
Proceeds from initial public offering, net of costs		$ 10,900,000
Concentration risk, percentage						40.00%					92.00%	86.00%
Conversion price			$ 12.20
Percentage of customer contracts considered for exchange			88.00%
Customer contracts considered for exchange, amount			$ 9,700,000
Additional cash received			1,000,000
Cash transferred			900,000
Expected additional cash to be received			$ 7,500,000
Expected additional cash to be received, period			4 years
Working captial transferred			$ 1,600,000
Business transfer in annualized gross profit			$ 6,000,000
Percentage of billings and revenue growth			100.00%
Convertible Debt [Member]
Repayment of convertible notes									$ 1,200,000
Proceeds from initial public offering				$ 3,750,000	$ 9,000,000
Proceeds from initial public offering, net of costs				$ 3,300,000	$ 8,400,000
Concentration risk, percentage					8.00%
Subsequent Event [Member]
Conversion price													$ 9.20
March 2019 [Member]
Amended convertible debt			$ 1,000,000
Conversion price						$ 9.20			$ 9.20				$ 9.20	$ 66.80
March 2019 [Member] | Convertible Debt [Member]
Repaid or converted to equity	$ 4,000,000